5. DERIVATIVE LIABILITIES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Annualized volatility	144.20%	201.40%	106.50%
Dividend rate	0.00%		0.00%
Minimum [Member]
Risk-free interest rate	1.13%	1.21%	0.86%
Expected life of derivative liability	1 year	2 years	1 year
Maximum [Member]
Risk-free interest rate	2.77%	1.80%	0.92%
Expected life of derivative liability	10 years	10 years	9 years